Other receivables (Details) - ARS ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total current	$ 56,657	$ 74,140
Total for all related parties [member]
IfrsStatementLineItems [Line Items]
Total non current	124	6
Framework Agreement [Member]
IfrsStatementLineItems [Line Items]
Total current		602
Assigned Assets And In Custody [Member]
IfrsStatementLineItems [Line Items]
Total current	8,945	44,436
Judicial Deposits [Member]
IfrsStatementLineItems [Line Items]
Total current	1,468	815
Security Deposits [Member]
IfrsStatementLineItems [Line Items]
Total current	508	796
Prepaid Expenses [Member]
IfrsStatementLineItems [Line Items]
Total current	3,839	1,954
Advances To Suppliers [Member]
IfrsStatementLineItems [Line Items]
Total current	4,678	2,991
Tax Credits [Member]
IfrsStatementLineItems [Line Items]
Total current	13,019	19,068
Debtors For Complementary Activities [Member]
IfrsStatementLineItems [Line Items]
Total current	24,229	3,575
Other [Member]
IfrsStatementLineItems [Line Items]
Total current	22	31
Allowance For Impairment Of Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Total current	$ (51)	$ (128)